Defferred Excess of Loss Premiums	12 Months Ended
Dec. 31, 2021
Defferred Excess of Loss Premiums [Abstract]
DEFFERRED EXCESS OF LOSS PREMIUMS

9. DEFFERRED EXCESS OF LOSS PREMIUMS

The movement in deferred excess of loss premiums in the consolidated statement of financial position is as follows:

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Opening balance	17,095	15,173	12,449
Additions	38,207	40,726	37,492
Charged to consolidated statement of income under reinsures’ share of insurance premiums	(38,064)	(38,804)	(34,768)
Ending balance	17,238	17,095	15,173